SUPPLEMENT for the State of California dated March 28, 2002 to
PROSPECTUSES dated May 1, 2001 for
PROTECTIVE PREMIERE I VARIABLE LIFE INSURANCE POLICY
PROTECTIVE PREMIERE II VARIABLE LIFE INSURANCE POLICY
PROTECTIVE SINGLE PREMIUM PLUS VARIABLE LIFE INSURANCE POLICY
PROTECTIVE TRANSITIONS VARIABLE LIFE INSURANCE POLICY
PROTECTIVE SURVIVOR VARIABLE LIFE INSURANCE POLICY
PROTECTIVE PREMIERE PROVIDER VARIABLE LIFE INSURANCE POLICY
and dated February 27, 2002 for
PROTECTIVE PRESERVER VARIABLE LIFE INSURANCE POLICY
each issued by Protective Life Insurance Company

The following fund will become available as an investment option on May 1, 2002, subject to regulatory approval:

       Van Kampen Life Investment Trust:        Aggressive Growth Portfolio Class II

The information about annual Fund expenses is amended by adding the following information relating to the period January 1 to December 31, 2001:

	Management		Other Fund	Total Annual
	(Advisory)		Expenses After	Fund Expenses
	Fees	12b-1 Fees	Reimbursement	(after reimbursements)
Van Kampen Life Investment Trust (2)
Aggressive Growth Portfolio Class II. .	0.00%	0.25%	1.02%	1.27%

(2) The Advisor has voluntarily agreed to reimburse the Portfolios for all advisory fees in excess of certain thresholds. This agreement was in effect for the period of January 1, 2001 to December 31, 2001 and will continue through the period of January 1, 2002 to December 31, 2002. There is no guarantee that the Advisor will continue the reimbursement beyond December 31, 2002. Absent the reimbursements, the advisory fees would have been 0.75% for the Aggressive Growth Portfolio Class II Portfolio; the "Other Expenses" would have been 6.95% for the Aggressive Growth Portfolio Class II.

Protective Variable Life Separate Account

The information under the caption “Protective Variable Life Separate Account” is amended to add the Van Kampen Variable Life Investment Trust Aggressive Growth Portfolio Class II.

The Funds

The information under the caption “The Funds” is amended to add the Van Kampen Aggressive Growth Portfolio Class II, a portfolio of the Van Kampen Life Invesment Trust, managed by Van Kampen Asset Management Inc., a unit of Van Kampen Funds Inc.

The descriptions of each fund are amended to add the following information:

Van Kampen Life Investment Trust

        Aggressive Growth Portfolio Class II.   Seeks capital growth.

Other Investors in the Funds

The information under the caption “Other Investors in the Funds” is amended to include the Aggressive Growth Portfolio Class II from the Van Kampen Life Investment Trust.